INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - R&D classified by nature (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
R&D classified by nature
Amortization of intangible assets	$ 11,154,731	$ 12,113,107
Analysis and storage		598	$ 4,496
Import and export expenses	826,942	881,418	944,963
Depreciation of property, plant and equipment	5,990,809	5,763,249
Employee benefits and social securities	53,339,496	48,269,098	48,003,334
Maintenance	5,433,525	4,692,468	3,262,783
Energy and fuel	765,467	1,511,488	1,364,717
Supplies and materials	3,265,387	4,551,772	2,123,039
Mobility and travel	3,888,991	4,393,810	4,231,001
Professional fees and outsourced services	11,342,904	10,720,122	16,128,324
Professional fees related parties	1,102	225,950	277,137
Insurance	3,027,803	2,316,267	3,236,775
Depreciation of leased assets	5,036,703	3,418,956	3,565,894
Miscellaneous	393,855	805,626	900,175
Total	14,914,822	17,183,041	15,345,315
Research and development expenses
R&D classified by nature
Amortization of intangible assets	5,079,962	5,923,389	4,804,768
Analysis and storage		5,302	52,660
Commissions and royalties	14,179		16,257
Import and export expenses			855
Depreciation of property, plant and equipment	767,731	618,627	577,785
Freight and haulage	2,025	30,450	17,429
Employee benefits and social securities	4,032,386	4,727,340	4,530,533
Maintenance	253,581	314,721	452,449
Energy and fuel	5,576	8,101	111,481
Supplies and materials	2,589,371	2,256,748	2,924,994
Mobility and travel	141,271	205,572	243,865
Share-based incentives	217,494	510,162	136,754
Publicity and advertising		23,383
Professional fees and outsourced services	1,328,301	1,265,765	660,887
Professional fees related parties	90,533	256,877	542,551
Office supplies	247,425	688,969	93,623
Information technology expenses	40,286	29,013	31,356
Insurance	49,343	48,872	78,673
Depreciation of leased assets	54,505		68,321
Miscellaneous	853	269,750	74
Total	$ 14,914,822	$ 17,183,041	$ 15,345,315